RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

Employment Agreements

On January 1, 2021, the Company entered into a 1-year employment agreement (“Agreement”) with Mr. Jason Wood, the Company’s Chief Executive Officer (“CEO”). The Agreement renews automatically on an annual basis. If the CEO is terminated without cause, then the remaining current contract year shall be paid upon termination. The Company currently pays the CEO’s personal living expenses in lieu of a direct salary. During the three month period ended June 30, 2026 and 2025, the Company paid compensation totaling approximately $15,662 and $0, respectively. During the six month period ended June 30, 2026 and 2025, the Company paid compensation totaling approximately $28,735 and $5,075, respectively.

Related Party Notes Payable (Pickpocket)

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s CEO to acquire an 80% equity interest in Pickpocket Inc. (“Pickpocket”) for a purchase price of $1 million and paid consideration in the form of a promissory note bearing simple interest at a rate of 5% per annum. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the purchase price as compensation to the officer. The transaction was accounted for on a carryover basis as the CEO was the controlling shareholder in both entities. As of June 30, 2026 and December 31, 2025, the Company has accrued interest of $175,000 and $150,000, respectively, included within accrued interest – related party on the accompanying balance sheets. During the three and six month periods ended June 30, 2026, there were no changes in terms or conditions under the Pickpocket share purchase agreement. As of June 30, 2026 and December 31, 2025, related party notes payable was $1,000,000, respectively, and reported on the accompanying balance sheets. The Pickpocket loan matured on January 13, 2026 and is in default. The Company is in the process of executing an extension of this related party loan.

Executive Officer Advances to the Company (Related Party Advances)

The Company’s CEO provided unsecured credit advances to the Company to fund payroll and digital marketing platform operating costs in between financing rounds. These advances do not incur interest and are due on demand. As of June 30, 2026 and December 31, 2025, cumulative unpaid credit advances were $12,295 and $93,394, respectively.

NOTE 5 – RELATED PARTY TRANSACTIONS

Employment Agreement

On January 1, 2021, the Company entered into a 1-year employment agreement (“Agreement”) with Mr. Jason Wood, the Company’s Chief Executive Officer (“CEO”). The Agreement renews automatically on an annual basis. If the CEO is terminated without cause, then the remaining current contract year shall be paid upon termination. The Company currently pays the CEO’s personal expenses in lieu of a direct salary. Compensation paid to the CEO is set forth below:

	DECEMBER 31,
	2025	2024

Base salary paid	$-	$-
Automobile lease payments	5,901	31,185
Personal expenses paid on behalf of CEO	1,400	21,960
Interest Accrued or Paid on related party payable to CEO	50,000	50,000
Non-cash compensation	-	10,391
Health insurance	-	1,000
Apartment	4,327	23,704

Total	$61,628	$138,240

All compensation paid to the CEO was classified as officer compensation within general and administrative expense in the statement of operations.

Related Party Notes Payable (Pickpocket)

On January 13, 2021, the Company entered into a share purchase agreement with the Company’s CEO to acquire an 80% equity interest in Pickpocket Inc. (“Pickpocket”) for a purchase price of $1 million and paid consideration in the form of a promissory note bearing simple interest at a rate of 5% per annum. As of the date of acquisition, Pickpocket did not have any operations or significant assets. Upon acquisition, the Company expensed the purchase price as compensation to the officer. The transaction was accounted for on a carryover basis as the CEO was the controlling shareholder in both entities. As of December 31, 2025 and 2024, the Company has accrued interest of $150,000 and $100,000, respectively, included within accrued interest payable – related party on the accompanying balance sheet.

Executive Officer Advances to the Company (Related Party Advances)

The Company’s CEO and COO provided unsecured credit advances to the Company to fund operations in between financing rounds. These advances do not incur interest and are due on demand. During the year ended December 31, 2025, the CEO repaid two working capital loans totaling $44,914 on behalf of the Company (See Note 6, table footnotes 1 and 2). As of December 31, 2025 and 2024, unpaid credit advances were $93,394 and $295,669, respectively.